Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 22,101,932	$ 14,915,192
Less: allowance for expected credit loss	(2,957,829)	(1,642,216)
Accounts receivable, net	$ 19,144,103	$ 13,272,976